Long-Term Debt and Line of Credit - Narrative (Details) - Barclays Bank PLC and Other Parties - New Credit Facilities - USD ($) $ in Millions	Jul. 07, 2017	Feb. 24, 2018	Aug. 26, 2017
Debt Instrument [Line Items]
Net leverage ratio (equal to or less than)	6.25
Net leverage ratio post reduction (equal to or less than)	6.00
Term Facility
Debt Instrument [Line Items]
Prepayment premium percent	1.00%
Revolving Credit Facility
Debt Instrument [Line Items]
Percent of commitments (in excess of)	30.00%
Line of Credit | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%
Line of Credit | Eurocurrency
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Line of Credit | Term Facility
Debt Instrument [Line Items]
Borrowing capacity	$ 200.0
Maturity period	7 years
Line of Credit | Term Facility | Eurocurrency
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%
Line of Credit | Term Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	4.00%
Interest rate floor	1.00%
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Borrowing capacity	$ 75.0
Maturity period	5 years
Outstanding debt	$ 0.0	$ 0.0	$ 0.0
Line of Credit | Revolving Credit Facility | Eurocurrency
Debt Instrument [Line Items]
Basis spread on variable rate	2.00%
Line of Credit | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%